Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Schedule of inventories
	June 30,	December 31,
	2022	2021

Raw materials and components	$42,046	$29,857
Work in progress	1,490	-
Finished products (*)	46,044	33,160

	$89,580	$63,017